Components of Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Current		$ 575
Long Term	220,244	215,417
Convertible Debentures
Debt Instrument [Line Items]
Long Term	106,703	130,422
Senior Secured Notes
Debt Instrument [Line Items]
Long Term	35,000	35,000
Promissory Notes Due to Former Owner
Debt Instrument [Line Items]
Current		575
Third Amended And Restated Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Long Term	$ 78,541	$ 49,995